Operating leases	12 Months Ended
Mar. 31, 2020
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Disclosure Of Operating Lease By Lessee Explanatory
26.
Operating leases

The Company has leased offices and vehicles under various operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. Rental expense under these leases was Rs.905 and Rs.787 for the years ended March 31, 2019 and 2018, respectively.

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2020		2019		2018
Less than one year	Rs.	-	Rs.	405	Rs.	496
Between one and five years		-		797		1,144
More than five years		-		89		289
	Rs.	-	Rs.	1,291	Rs.	1,929

Commencing April 1, 2019, upon adoption of IFRS 16, “Leases”, majority of leases for which the Company is lease become on balance sheet liability with corresponding right-of-use assets recognized in the statement of financial position.

Upon adoption of the new standard, a portion of the annual operating lease costs, which was previously fully recognized as a functional expense, is recorded as interest expense.